Debt (Details) - Schedule of outstanding debt - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt, gross	$ 580,495	$ 351,995
Less unamortized debt issuance costs	(10,027)	(9,221)
Long-term debt less debt issuance costs	570,468	342,774
Less current maturities, net	(21,568)	(11,378)
Total long-term debt, net	548,900	331,396	$ 14,773
3.75% Term Note [Member]
Debt Instrument [Line Items]
Long-term debt, gross	69,667	72,542
Credit Agreement, as amended – Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, gross	400,000	218,625
Credit Agreement, as amended – Revolver [Member]
Debt Instrument [Line Items]
Long-term debt, gross	50,000
4.47% Term Note [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 60,828	$ 60,828